Insurance Risk - Summary of changes in major assumptions on insurance contract liabilities (assets) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
BASE BEL before reflecting reinsurance effect	₩ 35,404,236	₩ 33,055,694
BASE BEL after reflecting reinsurance effect	₩ 35,676,176	₩ 33,341,709
MortalityRate [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Scenario (example) increase	3.27%	3.27%
Scenario (example) decreased	4.58%	4.58%
Sensitivity Results (Shock BEL - Base BEL) before reflecting reinsurance effect (Increase)	₩ 138,527	₩ 126,983
Sensitivity Results (Shock BEL - Base BEL) before reflecting reinsurance effect (Decrease)	29,693	25,181
Sensitivity Results (Shock BEL - Base BEL) after reflecting reinsurance effect (Increase)	135,137	123,821
Sensitivity Results (Shock BEL - Base BEL) after reflecting reinsurance effect (Decrease)	₩ 27,888	₩ 25,016
Risk of Intestinal Diseases (Flat Compensation) [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Scenario (example) increase	3.40%	3.40%
Sensitivity Results (Shock BEL - Base BEL) before reflecting reinsurance effect (Increase)	₩ 599,816	₩ 581,288
Sensitivity Results (Shock BEL - Base BEL) after reflecting reinsurance effect (Increase)	₩ 563,325	₩ 552,636
Cancellation Rate [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Scenario (example) increase	9.16%	9.16%
Sensitivity Results (Shock BEL - Base BEL) before reflecting reinsurance effect (Increase)	₩ 767,996	₩ 801,927
Sensitivity Results (Shock BEL - Base BEL) after reflecting reinsurance effect (Increase)	742,853	778,017
Operating Expense Rate and Inflation Rate [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Sensitivity Results (Shock BEL - Base BEL) before reflecting reinsurance effect (Increase)	162,860	155,945
Sensitivity Results (Shock BEL - Base BEL) after reflecting reinsurance effect (Increase)	₩ 162,860	₩ 155,945
Operating Expense Rate [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Scenario (example) increase	2.62%	2.62%
Inflation Rate [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Scenario (example) increase	0.26%	0.26%